Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.25238%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,549,759.50

Principal:
Principal Collections	$18,834,971.77
Prepayments in Full	$10,238,599.34
Liquidation Proceeds	$596,818.32
Recoveries	$353,118.51
Sub Total	$30,023,507.94
Collections	$31,573,267.44

Purchase Amounts:
Purchase Amounts Related to Principal	$453,596.08
Purchase Amounts Related to Interest	$1,520.98
Sub Total	$455,117.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,028,384.50

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,028,384.50
Servicing Fee	$461,417.00	$461,417.00	$0.00	$0.00	$31,566,967.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,566,967.50
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$31,566,967.50
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$31,566,967.50
Interest - Class A-3 Notes	$669,121.14	$669,121.14	$0.00	$0.00	$30,897,846.36
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$30,555,065.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,555,065.36
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$30,426,798.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,426,798.69
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$30,337,322.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,337,322.02
Regular Principal Payment	$27,416,006.23	$27,416,006.23	$0.00	$0.00	$2,921,315.79
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,921,315.79
Residual Released to Depositor	$0.00	$2,921,315.79	$0.00	$0.00	$0.00
Total		$32,028,384.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,416,006.23
Total					$27,416,006.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,416,006.23	$50.09	$669,121.14	$1.22	$28,085,127.37	$51.31
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$27,416,006.23	$17.36	$1,229,645.48	$0.78	$28,645,651.71	$18.14

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$264,998,470.81	0.4841835	$237,582,464.58	0.4340912
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$474,108,470.81	0.3002872	$446,692,464.58	0.2829227

Pool Information
Weighted Average APR	3.322%	3.320%
Weighted Average Remaining Term	33.65	32.81
Number of Receivables Outstanding	35,084	34,131
Pool Balance	$553,700,404.07	$523,286,329.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$510,043,923.44	$482,171,706.09
Pool Factor	0.3204285	0.3028278

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$41,114,623.42
Targeted Overcollateralization Amount	$76,593,864.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,593,864.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		89	$290,089.05
(Recoveries)		99	$353,118.51
Net Loss for Current Collection Period			$(63,029.46)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.1366%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5817%
Second Prior Collection Period			0.2384%
Prior Collection Period			0.2901%
Current Collection Period			-0.1405%
Four Month Average (Current and Prior Three Collection Periods)			0.2424%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,121	$12,662,939.79
(Cumulative Recoveries)			$2,136,554.49
Cumulative Net Loss for All Collection Periods			$10,526,385.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6092%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,057.33
Average Net Loss for Receivables that have experienced a Realized Loss			$3,372.76

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.10%	304	$5,775,241.88
61-90 Days Delinquent	0.11%	29	$549,791.57
91-120 Days Delinquent	0.03%	9	$156,315.10
Over 120 Days Delinquent	0.10%	29	$534,709.60
Total Delinquent Receivables	1.34%	371	$7,016,058.15

Repossession Inventory:
Repossessed in the Current Collection Period		20	$374,632.72
Total Repossessed Inventory		47	$1,096,019.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2083%
Prior Collection Period			0.2252%
Current Collection Period			0.1963%
Three Month Average			0.2099%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2371%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer